Columbia Integrated Large Cap Growth Fund
Third Quarter Report
May 31, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Integrated Large Cap Growth Fund, May 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.6%
Issuer	Shares	Value ($)
Communication Services 11.4%
Interactive Media & Services 10.7%
Alphabet, Inc., Class A	13,722	2,356,616
Alphabet, Inc., Class C	42,123	7,280,961
Meta Platforms, Inc., Class A	17,943	11,617,913
Pinterest, Inc., Class A(a)	25,400	790,194
Total		22,045,684
Wireless Telecommunication Services 0.7%
T-Mobile US, Inc.	5,750	1,392,650
Total Communication Services		23,438,334
Consumer Discretionary 13.4%
Automobiles 2.7%
Tesla, Inc.(a)	16,143	5,592,903
Broadline Retail 5.1%
Amazon.com, Inc.(a)	51,479	10,553,710
Hotels, Restaurants & Leisure 5.0%
Booking Holdings, Inc.	654	3,609,380
DoorDash, Inc., Class A(a)	19,248	4,016,095
Expedia Group, Inc.	15,922	2,654,994
Total		10,280,469
Specialty Retail 0.6%
TJX Companies, Inc. (The)	4,281	543,259
Ulta Beauty, Inc.(a)	1,200	565,752
Total		1,109,011
Total Consumer Discretionary		27,536,093
Consumer Staples 1.3%
Consumer Staples Distribution & Retail 0.6%
Maplebear, Inc.(a)	18,733	855,536
Sysco Corp.	5,900	430,700
Total		1,286,236
Tobacco 0.7%
Philip Morris International, Inc.	8,050	1,453,750
Total Consumer Staples		2,739,986
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 0.6%
Oil, Gas & Consumable Fuels 0.6%
Cheniere Energy, Inc.	2,613	619,255
EOG Resources, Inc.	6,519	707,768
Total		1,327,023
Total Energy		1,327,023
Financials 10.0%
Banks 0.2%
JPMorgan Chase & Co.	1,900	501,600
Capital Markets 1.4%
Charles Schwab Corp. (The)	11,395	1,006,634
Raymond James Financial, Inc.	6,655	978,152
SEI Investments Co.	9,468	807,242
Total		2,792,028
Consumer Finance 1.9%
American Express Co.	13,031	3,831,765
Financial Services 5.0%
Block, Inc., Class A(a)	22,675	1,400,181
MasterCard, Inc., Class A	11,939	6,991,478
PayPal Holdings, Inc.(a)	26,098	1,834,168
Total		10,225,827
Insurance 1.5%
Cincinnati Financial Corp.	13,409	2,022,346
Everest Group Ltd.	3,259	1,131,492
Total		3,153,838
Total Financials		20,505,058
Health Care 8.8%
Biotechnology 2.9%
Exelixis, Inc.(a)	25,851	1,112,627
Incyte Corp.(a)	10,811	703,364
Neurocrine Biosciences, Inc.(a)	5,455	671,074
Vertex Pharmaceuticals, Inc.(a)	7,822	3,457,715
Total		5,944,780
Health Care Equipment & Supplies 0.7%
DexCom, Inc.(a)	15,651	1,342,856

Columbia Integrated Large Cap Growth Fund  | 2025

Portfolio of Investments  (continued)
Columbia Integrated Large Cap Growth Fund, May 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 2.6%
Cardinal Health, Inc.	16,971	2,621,001
Elevance Health, Inc.	1,450	556,568
UnitedHealth Group, Inc.	7,528	2,272,779
Total		5,450,348
Health Care Technology 0.3%
Veeva Systems Inc., Class A(a)	2,142	599,117
Pharmaceuticals 2.3%
Eli Lilly & Co.	6,443	4,752,808
Total Health Care		18,089,909
Industrials 7.1%
Commercial Services & Supplies 1.9%
Rollins, Inc.	66,889	3,829,395
Construction & Engineering 0.8%
EMCOR Group, Inc.	3,610	1,703,415
Ground Transportation 1.6%
Uber Technologies, Inc.(a)	39,641	3,336,186
Machinery 1.0%
Cummins, Inc.	6,606	2,123,697
Professional Services 1.8%
Genpact Ltd.	49,191	2,117,673
Paylocity Holding Corp.(a)	7,887	1,505,628
Total		3,623,301
Total Industrials		14,615,994
Information Technology 45.1%
Communications Equipment 2.6%
Arista Networks, Inc.(a)	47,885	4,148,756
F5, Inc.(a)	2,541	725,151
Motorola Solutions, Inc.	1,346	559,101
Total		5,433,008
IT Services 0.8%
EPAM Systems, Inc.(a)	9,687	1,690,285
Semiconductors & Semiconductor Equipment 15.2%
Broadcom, Inc.	43,141	10,443,142
NVIDIA Corp.	140,392	18,971,171
QUALCOMM, Inc.	11,867	1,723,088
Total		31,137,401
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 19.1%
Adobe, Inc.(a)	11,989	4,976,514
Autodesk, Inc.(a)	3,799	1,124,960
Crowdstrike Holdings, Inc., Class A(a)	5,955	2,807,008
DoubleVerify Holdings, Inc.(a)	123,040	1,690,570
Dynatrace, Inc.(a)	8,969	484,416
HubSpot, Inc.(a)	2,214	1,306,039
Microsoft Corp.	35,058	16,139,301
Salesforce, Inc.	13,026	3,456,710
ServiceNow, Inc.(a)	4,873	4,927,041
Workday, Inc., Class A(a)	8,998	2,228,894
Total		39,141,453
Technology Hardware, Storage & Peripherals 7.4%
Apple, Inc.	67,940	13,645,749
Dell Technologies, Inc.	6,514	724,813
Pure Storage, Inc., Class A(a)	14,855	796,079
Total		15,166,641
Total Information Technology		92,568,788
Utilities 0.9%
Independent Power and Renewable Electricity Producers 0.9%
Vistra Corp.	11,240	1,804,807
Total Utilities		1,804,807
Total Common Stocks (Cost $92,166,811)		202,625,992

Money Market Funds 1.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.495%(b),(c)	3,226,027	3,225,059
Total Money Market Funds (Cost $3,224,874)		3,225,059
Total Investments in Securities (Cost: $95,391,685)		205,851,051
Other Assets & Liabilities, Net		(453,705)
Net Assets		205,397,346
Columbia Integrated Large Cap Growth Fund  | 2025

Portfolio of Investments  (continued)
Columbia Integrated Large Cap Growth Fund, May 31, 2025 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2025.
(c)
Under Section 2(a)(3) of the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.495%
	1,227,941	28,991,538	(26,994,306)	(114)	3,225,059	378	112,555	3,226,027
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Integrated Large Cap Growth Fund  | 2025

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3QT316_08_R01_(07/25)